Other liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other liabilities [Abstract]
Lease liabilities	₩ 612,690	₩ 594,161
Accounts payable	14,041,740	14,568,962
Accrued expenses	3,273,939	3,054,247
Dividend payable	32,275	32,508
Advance received	177,121	164,885
Unearned income	397,010	317,283
Withholding value-added tax and other taxes	673,294	692,719
Securities deposit received	1,985,269	2,198,722
Foreign exchange settlement pending	221,521	259,138
Domestic exchange settlement pending	1,890,408	5,745,338
Payable from trust account	5,191,901	5,086,459
Due to agencies	887,400	790,486
Deposits for subscription	133,550	148,506
Separate account liabilities	9,834,895	10,120,258
Sundry liabilities	1,563,832	1,617,449
Others	126,455	185,027
Present value discount	(52,464)	(49,935)
Other liabilities	₩ 40,990,836	₩ 45,526,213